Other current financial assets - (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total other current financial assets	SFr 59.2	SFr 56.4
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Total other current financial assets	59.2	56.4
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Total other current financial assets	23.4	12.7
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Total other current financial assets	19.9	18.1
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Total other current financial assets	15.9	25.5
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Total other current financial assets	SFr 0.0	SFr 0.0